Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.53%
Advertising–2.07%
Interpublic Group of Cos., Inc. (The)	817,933	$30,459,825
Trade Desk, Inc. (The), Class A(b)	300,924	18,329,281
		48,789,106
Aerospace & Defense–3.05%
Curtiss-Wright Corp.	222,490	39,216,087
Howmet Aerospace, Inc.	766,903	32,493,680
		71,709,767
Apparel, Accessories & Luxury Goods–0.66%
lululemon athletica, inc.(b)	42,789	15,583,326
Application Software–6.71%
Manhattan Associates, Inc.(b)	272,252	42,158,222
Paylocity Holding Corp.(b)	126,300	25,105,914
Synopsys, Inc.(b)	144,970	55,994,663
Tyler Technologies, Inc.(b)	97,705	34,650,101
		157,908,900
Asset Management & Custody Banks–2.05%
Federated Hermes, Inc., Class B	615,184	24,693,486
Northern Trust Corp.	267,836	23,604,386
		48,297,872
Automotive Parts & Equipment–3.54%
Aptiv PLC(b)	359,418	40,323,105
Mobileye Global, Inc., Class A (Israel)(b)(c)	280,895	12,154,327
Visteon Corp.(b)	197,416	30,960,751
		83,438,183
Automotive Retail–1.08%
O’Reilly Automotive, Inc.(b)	30,034	25,498,265
Biotechnology–1.17%
Seagen, Inc.(b)	135,582	27,451,288
Building Products–1.88%
Carrier Global Corp.	969,365	44,348,449
Casinos & Gaming–0.95%
Boyd Gaming Corp.	348,890	22,370,827
Communications Equipment–1.61%
Motorola Solutions, Inc.	132,208	37,828,675
Construction & Engineering–1.04%
Valmont Industries, Inc.	76,580	24,450,462
Construction Materials–1.96%
Summit Materials, Inc., Class A(b)	699,518	19,929,268
Vulcan Materials Co.	152,610	26,181,771
		46,111,039
Consumer Staples Merchandise Retail–2.03%
BJ’s Wholesale Club Holdings, Inc.(b)	433,473	32,974,291
Dollar General Corp.	70,483	14,833,852
		47,808,143
Shares		Value
Distillers & Vintners–0.96%
Constellation Brands, Inc., Class A	100,278	$22,651,797
Distributors–1.17%
LKQ Corp.	484,344	27,491,365
Diversified Financial Services–1.13%
Equitable Holdings, Inc.	1,048,335	26,617,226
Electric Utilities–1.16%
American Electric Power Co., Inc.	299,031	27,208,831
Electrical Components & Equipment–4.05%
Generac Holdings, Inc.(b)	201,724	21,788,209
Hubbell, Inc.	144,321	35,114,743
Rockwell Automation, Inc.	130,933	38,422,289
		95,325,241
Electronic Equipment & Instruments–1.79%
Keysight Technologies, Inc.(b)	260,823	42,117,698
Environmental & Facilities Services–1.68%
Republic Services, Inc.	292,307	39,525,753
Fertilizers & Agricultural Chemicals–1.33%
Mosaic Co. (The)	682,897	31,331,314
Financial Exchanges & Data–1.32%
Cboe Global Markets, Inc.	231,749	31,109,986
Food Distributors–0.88%
Sysco Corp.	267,237	20,638,713
Footwear–0.71%
Deckers Outdoor Corp.(b)	36,982	16,625,258
Gas Utilities–0.67%
Atmos Energy Corp.	140,071	15,738,378
Health Care Equipment–2.53%
DexCom, Inc.(b)	253,513	29,453,140
Zimmer Biomet Holdings, Inc.	232,689	30,063,419
		59,516,559
Health Care Facilities–3.01%
Acadia Healthcare Co., Inc.(b)	353,904	25,569,564
Encompass Health Corp.	354,708	19,189,703
Tenet Healthcare Corp.(b)	440,336	26,164,765
		70,924,032
Health Care Supplies–1.26%
Cooper Cos., Inc. (The)	79,190	29,566,378
Homebuilding–2.22%
D.R. Horton, Inc.	279,358	27,290,483
TopBuild Corp.(b)	120,432	25,066,716
		52,357,199
Hotels, Resorts & Cruise Lines–1.21%
Choice Hotels International, Inc.	243,094	28,488,186

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Household Products–1.35%
Church & Dwight Co., Inc.	360,018	$31,829,191
Human Resource & Employment Services–2.20%
ASGN, Inc.(b)	264,961	21,904,326
Korn Ferry	576,774	29,842,287
		51,746,613
Industrial Machinery & Supplies & Components–4.79%
Evoqua Water Technologies Corp.(b)	653,671	32,500,522
Lincoln Electric Holdings, Inc.	130,518	22,070,594
Otis Worldwide Corp.	476,362	40,204,953
Parker-Hannifin Corp.	53,491	17,978,860
		112,754,929
Industrial REITs–1.04%
First Industrial Realty Trust, Inc.	459,955	24,469,606
Insurance Brokers–1.42%
Arthur J. Gallagher & Co.	175,113	33,500,868
Interactive Home Entertainment–1.29%
Electronic Arts, Inc.	252,172	30,374,117
Interactive Media & Services–0.99%
Pinterest, Inc., Class A(b)	858,876	23,421,549
Internet Services & Infrastructure–1.12%
MongoDB, Inc.(b)	113,424	26,441,403
Investment Banking & Brokerage–1.46%
Raymond James Financial, Inc.	369,758	34,487,329
Life Sciences Tools & Services–0.52%
Illumina, Inc.(b)	52,293	12,160,737
Managed Health Care–0.88%
Centene Corp.(b)	328,574	20,769,163
Metal, Glass & Plastic Containers–2.23%
Crown Holdings, Inc.	270,008	22,332,362
Silgan Holdings, Inc.	560,885	30,102,698
		52,435,060
Multi-line Insurance–1.19%
Hartford Financial Services Group, Inc. (The)	402,013	28,016,286
Multi-Utilities–2.75%
CMS Energy Corp.	447,478	27,466,199
WEC Energy Group, Inc.	392,525	37,207,445
		64,673,644
Oil & Gas Exploration & Production–3.23%
APA Corp.	821,456	29,621,703
Chesapeake Energy Corp.	334,319	25,421,617
Marathon Oil Corp.	871,497	20,881,068
		75,924,388
Oil & Gas Storage & Transportation–1.28%
Cheniere Energy, Inc.	190,576	30,034,778
Other Specialized REITs–1.17%
Lamar Advertising Co., Class A(c)	276,824	27,651,949
Shares		Value
Other Specialty Retail–1.71%
Bath & Body Works, Inc.	396,624	$14,508,506
Tractor Supply Co.	109,436	25,721,837
		40,230,343
Pharmaceuticals–0.91%
Catalent, Inc.(b)	325,351	21,378,814
Regional Banks–1.75%
Columbia Banking System, Inc.	751,672	16,100,814
Webster Financial Corp.	638,211	25,158,278
		41,259,092
Research & Consulting Services–2.22%
CACI International, Inc., Class A(b)	105,932	31,385,533
TransUnion(c)	334,917	20,811,742
		52,197,275
Retail REITs–1.28%
Kimco Realty Corp.	1,538,354	30,044,054
Self-Storage REITs–0.75%
National Storage Affiliates Trust	420,265	17,558,672
Semiconductor Materials & Equipment–2.11%
KLA Corp.	64,912	25,910,923
MKS Instruments, Inc.(c)	268,125	23,761,238
		49,672,161
Semiconductors–1.01%
Marvell Technology, Inc.	550,590	23,840,547
Single-Family Residential REITs–1.23%
American Homes 4 Rent, Class A	924,360	29,071,122
Telecom Tower REITs–0.77%
SBA Communications Corp., Class A	69,122	18,045,681
Total Common Stocks & Other Equity Interests (Cost $1,934,471,671)		2,342,817,587
Money Market Funds–0.29%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	2,358,900	2,358,900
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	1,682,325	1,682,662
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	2,695,885	2,695,885
Total Money Market Funds (Cost $6,737,221)		6,737,447
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $1,941,208,892)		2,349,555,034
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.65%
Invesco Private Government Fund, 4.78%(d)(e)(f)	10,879,658	10,879,658
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.98%(d)(e)(f)	27,976,265	$27,976,265
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,865,361)		38,855,923
TOTAL INVESTMENTS IN SECURITIES–101.47% (Cost $1,980,074,253)		2,388,410,957
OTHER ASSETS LESS LIABILITIES—(1.47)%		(34,519,948)
NET ASSETS–100.00%		$2,353,891,009
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,887,964	$44,964,125	$(46,493,189)	$-	$-	$2,358,900	$64,644
Invesco Liquid Assets Portfolio, Institutional Class	2,777,233	32,117,233	(33,209,422)	226	(2,608)	1,682,662	56,250
Invesco Treasury Portfolio, Institutional Class	4,443,388	51,387,572	(53,135,075)	-	-	2,695,885	88,580
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,445,618	110,094,367	(135,660,327)	-	-	10,879,658	262,620*
Invesco Private Prime Fund	93,717,304	187,091,840	(252,821,838)	(16,275)	5,234	27,976,265	737,650*
Total	$141,271,507	$425,655,137	$(521,319,851)	$(16,049)	$2,626	$45,593,370	$1,209,744

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,342,817,587	$—	$—	$2,342,817,587
Money Market Funds	6,737,447	38,855,923	—	45,593,370
Total Investments	$2,349,555,034	$38,855,923	$—	$2,388,410,957
Invesco Main Street Mid Cap Fund®